Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Customer	Jun. 30, 2023 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3
Revenue	$ 571,195	$ 554,619
Adjusted EBITDA	$ 407,334	$ 403,828
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	2
Revenue	$ 409,682	$ 411,210
Adjusted EBITDA	$ 286,492	292,570
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1
Revenue	$ 71,580	54,810
Adjusted EBITDA	53,767	44,006
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	61,544	60,998
Adjusted EBITDA	49,533	49,250
Water [Member]
Financial information by segment [Abstract]
Revenue	28,389	27,601
Adjusted EBITDA	17,542	18,002
North America [Member]
Financial information by segment [Abstract]
Revenue	223,027	202,171
Adjusted EBITDA	164,079	154,038
South America [Member]
Financial information by segment [Abstract]
Revenue	92,936	91,513
Adjusted EBITDA	71,325	74,428
EMEA [Member]
Financial information by segment [Abstract]
Revenue	255,232	260,935
Adjusted EBITDA	$ 171,930	$ 175,362